Private pension liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of defined benefit plans [abstract]
Summary of net defined benefit liability (asset)
Changes in the period

	2020	2019

As of January 1	3,759,090	16,059
Contributions received	1,678,532	609,639
Transfer with third party plans	7,657,636	3,047,492
Withdraws	(304,194)	(20,153)
Interest from assets within FIEs	596,849	106,053
As of December 31	13,387,913	3,759,090